Intangible Assets (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Summary of intangible assets
Accumulated amortization	$ (2,976,060)	$ (1,925,228)
Intangible assets, net	3,632,536	3,314,413
Moneytech and mPayments software [Member]
Summary of intangible assets
Intangible assets, net	$ 6,608,596	$ 5,239,641